Convertible Loans Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Loans payable	$ 193,000	$ 218,000
Net of discount	40,541	144,336
Convertible loan payables net of discount	152,459	73,664
Gain on derivative liability	(395,556)	234,654
Convertible Debt [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt	$ 153,000	$ 178,000
Interest rate	8.00%	8.00%
Fair value of derivative liability recorded as discount on note	$ 81,530	$ 175,025
Gain on derivative liability	$ 395,556	$ 234,654